UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2015 (Unaudited)

	Principal
Bonds and Notes--98.9%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/17	17,141,949	a	17,512,918
0.13%, 4/15/19	18,038,276	a	18,456,818
0.13%, 4/15/20	11,105,595	a	11,346,797
0.13%, 1/15/22	29,012,742	a	29,389,008
0.13%, 7/15/22	14,445,885	a	14,687,406
0.13%, 1/15/23	7,834,059	a	7,908,725
0.38%, 7/15/23	8,012,294	a	8,263,303
0.63%, 7/15/21	12,724,442	a	13,389,497
0.63%, 1/15/24	18,502,059	a	19,401,148
1.25%, 7/15/20	16,174,234	a	17,610,959
1.38%, 7/15/18	2,742,592	a	2,942,716
2.13%, 1/15/19	15,773,433	a	17,392,671
2.38%, 1/15/25	2,017,273	a	2,456,029
Total Bonds and Notes
(cost $181,032,632)			180,757,995

Other Investment--.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $544,566)	544,566	[b]	544,566
Total Investments (cost $181,577,198)	99.2%		181,302,561
Cash and Receivables (Net)	.8%		1,447,527
Net Assets	100.0%		182,750,088

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Investment in affiliated money market mutual fund.

At April 30, 2015, net unrealized depreciation on investments was $274,637 of which $1,884,364 related to appreciated investment securities and $2,159,001 related to depreciated investment securities. At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	98.9
Money Market Investment	.3
99.2

† Based on net assets.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	544,566	-	-	544,566
U.S. Treasury	-	180,757,995	-	180,757,995

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--115.2%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.9%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,293,650
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,205,697
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,004,474
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,150,025
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,120,622
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,254,701
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,935,850
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,009,275
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,607,344
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	388,819		391,849
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	787,094		793,423
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,820,789
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,323,870
					47,911,569
Asset-Backed Ctfs./Home Equity Loans--.2%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	539,209	b	555,697
First NLC Trust,
Ser. 2005-2, Cl. M1	0.66	9/25/35	1,775,000	b	1,697,997
					2,253,694
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	920,656		992,626
Casinos & Gaming--.5%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	5,165,000	c	5,126,262
Commercial Mortgage Pass-Through Ctfs.--7.1%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	6,550,000	b,c	6,898,725
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	2,535,000		2,636,403
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. C	3.54	3/10/31	2,645,000	c	2,703,761
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	2,235,000	c	2,344,869
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	7,105,000	c	7,630,948
Credit Suisse Mortgage Trust,
Ser. 2014-USA Cl. C	4.34	9/15/37	3,500,000	c	3,752,978

Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	2,650,000	c	2,687,676
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,800,000	c	2,688,624
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	c	6,574,347
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	1,410,000	b,c	1,437,403
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	3,180,000	b,c	3,136,558
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	c	4,919,414
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	c	873,620
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. B	3.19	3/5/37	3,435,000	c	3,470,557
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	5/15/23	2,305,000	b	2,344,760
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	4,790,000		5,267,901
Motel 6 Trust,
Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	c	6,553,508
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,916,599
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,154,772
					68,993,423
Consumer Discretionary--3.4%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		540,335
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,626,752
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,194,000		1,259,670
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	c	4,664,924
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,212,537	c	9,812,339
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	800,000	c	820,500
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	500,000	c	514,380
Sky,
Gtd. Notes	3.75	9/16/24	4,960,000	c	5,065,742
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		498,470
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,500,966
					33,304,078
Consumer Staples--2.5%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000		853,028
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,647,289
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	921,000		904,637
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	3,190,000		3,246,032

Pernod Ricard,
Sr. Unscd. Notes	4.25	7/15/22	1,715,000	c	1,833,155
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	2,055,000	c	2,223,948
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		5,058,314
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	4,950,000	c	5,225,542
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	c	3,479,097
					24,471,042
Energy--5.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,762,910
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	5,530,000		5,609,422
Continental Resources,
Gtd. Notes	5.00	9/15/22	2,965,000		3,013,181
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000		3,311,244
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,745,227
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,505,000		2,472,623
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	4,450,000		4,794,875
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		9,246,896
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,244,699
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,220,248
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,103,099
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	1,915,000		1,913,185
Transocean,
Gtd. Notes	6.38	12/15/21	3,290,000	b	2,907,538
Unit,
Gtd. Notes	6.63	5/15/21	1,215,000		1,172,475
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,827,820
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,490,540
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,014,450
					51,850,432
Financial--16.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	c	6,510,016
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	c	1,620,748
Ally Financial,
Gtd. Notes	4.63	6/26/15	2,490,000		2,499,337
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	2,765,000		2,695,875
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	4,495,000		4,354,464
Bank of America,
Sr. Unscd. Notes	1.32	1/15/19	5,720,000	b	5,801,504

Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	5,280,000		5,539,818
Bank of America,
Sub. Notes	4.25	10/22/26	5,625,000		5,649,868
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,149,351
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		844,101
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		38,680
Barclays,
Sub. Notes	4.38	9/11/24	5,220,000		5,220,924
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,638,384
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,163,928
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,713,825
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	1,185,000		1,229,437
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,893,454
Citigroup,
Sub. Notes	5.50	9/13/25	10,000		11,215
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,665,283
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	2,495,000	c	2,672,769
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		7,092,794
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.10	3/12/19	8,215,000	b	8,197,675
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	4,655,000		5,070,622
General Electric Capital,
Gtd. Notes	0.79	1/14/19	5,045,000	b	5,069,453
Goldman Sachs Group,
Sr. Unscd. Notes	1.36	11/15/18	5,710,000	b	5,778,097
Goldman Sachs Group,
Sr. Unscd. Notes	1.86	11/29/23	5,300,000	b	5,407,733
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,295,258
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,370,656
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,911,782
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	c	1,766,943
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,756,185
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,290,519
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	c	1,826,034
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	5,460,000		5,595,659
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,402,235
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		4,013,408

Nisource Capital Markets,
Sr. Unscd. Notes		7.86	3/27/17	105,000		114,998
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	5,090,000	c	5,607,424
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	3,380,000	b	3,684,200
Regency Centers,
Gtd. Notes		5.25	8/1/15	1,964,000		1,986,158
Regency Centers,
Gtd. Notes		5.88	6/15/17	210,000		228,912
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	3,770,000		3,792,292
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,995,000	b	6,741,959
Synchrony Financial,
Sr. Unscd. Notes		3.75	8/15/21	2,285,000		2,361,595
						156,275,572
Foreign/Governmental--7.5%
Brazilian Government,
Sr. Unscd. Notes		2.63	1/5/23	5,590,000		5,120,440
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	18,650,000		5,626,853
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	5,030,000	c	5,429,885
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,825,000	c	3,209,906
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	11,630,000	c	19,294,904
Korea Development Bank,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000		4,685,032
Mexican Government,
Sr. Unscd. Notes		4.60	1/23/46	2,535,000		2,538,169
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	4,495,000		4,955,738
Petroleos Mexicanos,
Gtd. Bonds		6.63	6/15/35	15,000		16,980
Portuguese Government,
Unscd. Notes		5.13	10/15/24	2,560,000	c	2,768,512
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,242,230
Spanish Government,
Sr. Unscd. Bonds	EUR	2.75	10/31/24	13,745,000	c	17,217,094
						73,105,743
Health Care--2.0%
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	1,535,000		1,547,469
Anthem,
Sr. Unscd. Notes		2.30	7/15/18	4,250,000		4,322,433
Becton Dickinson and Company,
Sr. Unscd. Notes		3.73	12/15/24	905,000		936,349
Becton Dickinson and Company,
Sr. Unscd. Notes		4.69	12/15/44	635,000		668,205
Biomet,
Gtd. Notes		6.50	8/1/20	1,220,000		1,294,725
CHS/Community Health Systems,
Sr. Scd. Notes		5.13	8/1/21	390,000		405,600
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	365,000		389,181
Fresenius Medical Care US Finance
II, Gtd. Notes		4.13	10/15/20	1,590,000	c	1,625,775

Medtronic,
Gtd. Notes	4.63	3/15/45	2,815,000	c	3,039,679
Mylan,
Gtd. Notes	5.40	11/29/43	2,350,000		2,666,486
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	2,400,000		2,407,608
					19,303,510
Industrial--1.2%
AECOM,
Gtd. Notes	5.75	10/15/22	2,550,000	c	2,645,625
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	c	517,751
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	c	3,343,124
Waste Management,
Gtd. Notes	3.13	3/1/25	3,625,000		3,626,149
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,915,169
					12,047,818
Information Technology--.4%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	1,195,000		1,287,672
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	1,055,000		1,166,268
Open Text,
Gtd. Notes	5.63	1/15/23	975,000	c	1,014,000
					3,467,940
Materials--2.2%
Agrium,
Sr. Unscd. Bonds	3.38	3/15/25	1,700,000		1,689,225
Agrium,
Sr. Unscd. Bonds	4.13	3/15/35	1,075,000		1,042,186
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	2,685,000		2,356,469
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	c	2,543,419
INEOS Group Holdings,
Scd. Notes	6.13	8/15/18	2,405,000	c	2,459,112
LYB International Finance,
Gtd. Notes	4.00	7/15/23	4,320,000		4,579,749
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,593,829
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000		3,144,938
					21,408,927
Municipal Bonds--1.3%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,426,528
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	920,000		876,650
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	1,605,000		1,593,123
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,815,191
					12,711,492
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	80,808		82,436

Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.93	2/25/36	869,860	b	805,874
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.68	2/25/36	703,495	b	679,665
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	561	b,c	503
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	126,411		125,167
					1,693,645
Telecommunications--4.1%
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	2,028,000	c	2,192,775
Altice,
Gtd. Notes	7.63	2/15/25	620,000	c	628,556
AT&T,
Sr. Unscd. Notes	1.17	11/27/18	4,410,000	b	4,470,973
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	2,625,000		2,769,288
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,290,000	c	1,255,441
Digicel,
Gtd. Notes	6.75	3/1/23	1,030,000	c	1,017,640
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	4,290,000		4,719,000
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	1,205,000		1,253,200
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,694,684
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	1,260,000		1,304,100
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,651,250
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	8,825,000		11,081,800
West,
Gtd. Notes	5.38	7/15/22	2,790,000	c	2,695,838
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	1,800,000	c	1,847,250
					40,581,795
U.S. Government Agency--.0%
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	28,415		29,825
U.S. Government Agencies/Mortgage-Backed--22.0%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000	d,e	27,485,010
5.00%, 10/1/18 - 9/1/40			466,156	d	516,040
5.50%, 11/1/22 - 5/1/40			1,462,887	d	1,616,257
6.00%, 7/1/17 - 12/1/37			314,797	d	350,582
6.50%, 9/1/29 - 3/1/32			4,583	d	5,317
7.00%, 11/1/31			76,624	d	86,274
7.50%, 12/1/25 - 1/1/31			6,450	d	6,927
8.00%, 10/1/19 - 1/1/28			4,994	d	5,992
8.50%, 7/1/30			416	d	517
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			44,192	d	49,249
Federal National Mortgage Association:

3.50%			50,675,000	d,e	53,148,936
4.00%			20,200,000	d,e	21,322,047
3.50%, 11/1/44			8,065,021	d	8,483,099
5.00%, 5/1/18 - 5/1/42			17,257,045	d	19,242,907
5.50%, 8/1/22 - 8/1/40			7,309,616	d	8,307,087
6.00%, 1/1/19 - 1/1/38			585,616	d	659,022
6.50%, 3/1/26 - 10/1/32			51,197	d	58,879
7.00%, 7/1/15 - 7/1/32			28,636	d	32,823
7.50%, 11/1/27 - 3/1/31			4,874	d	5,537
8.00%, 12/1/25			8,154	d	9,092
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18			16,623	d	17,657
Government National Mortgage Association I:
3.00%			46,405,000	e	47,716,480
4.50%			22,510,000	e	24,396,097
5.50%, 4/15/33			873,291		995,356
6.50%, 4/15/28 - 9/15/32			33,226		38,480
7.00%, 4/15/28 - 9/15/31			6,140		6,799
7.50%, 12/15/26 - 11/15/30			1,632		1,658
8.00%, 5/15/26 - 10/15/30			9,885		10,424
8.50%, 4/15/25			2,709		3,081
9.00%, 10/15/27			7,671		7,824
9.50%, 11/15/17 - 2/15/25			15,454		16,112
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31			60,046		70,935
7.00%, 11/20/29			202		246
					214,672,743
U.S. Government Securities--31.8%
U.S. Treasury Bonds;
3.75%, 11/15/43			32,015,000	f	38,533,062
U.S. Treasury Floating Rate Notes;
0.09%, 7/31/16			214,070,000	b	214,086,912
U.S. Treasury Inflation Protected;
Securities 0.63%, 1/15/24			19,387,181	g	20,329,281
U.S. Treasury Notes:
0.75%, 1/15/17			10,120,000		10,160,318
1.50%, 12/31/18			13,465,000		13,631,212
1.88%, 10/31/17			13,825,000		14,203,031
					310,943,816
Utilities--2.5%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,089,000		1,274,130
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		507,505
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		66,963
Consolidated Edison Company of New
York, Sr. Unscd. Debs.
Ser. 06-D	5.30	12/1/16	675,000		721,830
Dynegy,
Gtd. Notes	6.75	11/1/19	380,000	c	399,000
Dynegy,
Gtd. Notes	7.38	11/1/22	4,790,000	c	5,125,300
Dynegy,
Gtd. Notes	7.63	11/1/24	535,000	c	577,800
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	c	947,455
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	b,c	1,710,027

Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,452,349
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		423,591
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		551,743
NiSource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000		3,586,123
NiSource Finance,
Gtd. Notes	5.65	2/1/45	4,435,000		5,454,970
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		763,257
					24,562,043
Total Bonds and Notes
(cost $1,096,946,793)					1,125,707,995
			Principal
Short-Term Investments--.3%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 5/21/15			40,000		40,000
0.04%, 10/29/15			310,000		309,922
0.05%, 8/13/15			2,410,000	h	2,409,947
Total Short-Term Investments
(cost $2,759,596)					2,759,869

Other Investment--2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,328,911)	20,328,911 [i]	20,328,911
Total Investments (cost $1,120,035,300)	117.6%	1,148,796,775
Liabilities, Less Cash and Receivables	(17.6%)	(171,889,248)
Net Assets	100.0%	976,907,527

GO--General Obligation
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities were valued at $197,949,182 or 20.3% of net assets.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Security, or portion thereof, on loan. At April 30, 2015, the value of the fund's securities on loan was $15,646,722 and the value of the collateral held by the fund was $16,207,330, consisting of U.S. Government & Agency securities.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

At April 30, 2015, net unrealized appreciation on investments was $28,828,075 of which $32,652,068 related to appreciated investment securities and $3,823,993 related to depreciated investment securities. At April 30, 2015, the cost of investments for federal Income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	53.8
Corporate Bonds	40.1
Foreign/Governmental	7.5
Commercial Mortgage-Backed	7.1
Asset-Backed	5.2
Short-Term/Money Market Investments	2.4
Municipal Bonds	1.3
Residential Mortgage-Backed	.2
117.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015 ($)

Financial Futures Short
Euro-Bond	68	(11,964,653)	June 2015	125,163
Euro-30 Year Bond	107	(20,263,668)	June 2015	103,517
U.S. Treasury 10 Year Notes	735	(94,355,625)	June 2015	(476,748)

Gross Unrealized Appreciation				228,680
Gross Unrealized Depreciation				(476,748)

STATEMENT OF OPTIONS WRITTEN
April 30, 2015 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2015 @ BRL 3.50	3,000,000	(3,931)
Hungarian Forint,
July 2015 @ HUF 295	1,480,000	(9,890)
Malaysian Ringgit,
July 2015 @ MYR 3.77	1,480,000	(9,315)
Norwegian Krone,
June 2015 @ EUR 9.10	2,800,000	(4,891)
South African Rand,
June 2015 @ ZAR 12.49	1,500,000	(12,436)
South African Rand,
July 2015 @ ZAR 13	1,480,000	(13,707)
Swedish Krona,
May 2015 @ EUR 9.50	2,700,000	(3,990)
Turkish Lira,
June 2015 @ TRY 2.70	1,500,000	(31,378)

Put Options:
Brazilian Real,
May 2015 @ BRL 2.80	1,500,000	(1,760)
Brazilian Real,
June 2015 @ BRL 3.10	3,000,000	(103,990)
Japanese Yen,
May 2015 @ JPY 115	3,015,000	(8)
Polish Zloty,
June 2015 @ PLN 3.60	3,000,000	(65,046)
Polish Zloty,
July 2015 @ PLN 3.65	1,480,000	(47,755)

(premiums received $374,697)		(308,097)

BRL-Brazilian Real
EUR-Euro
HUF-Hungarian Forint
JPY-Japanese Yen
MYR-Malaysian Ringgit
NOK-Norwegian Krone
PLN-Polish Zloty
SEK-Swedish Krona
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
April 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
5/29/2015 a	1,605,000	1,244,300	1,268,036	23,736

Brazilian Real,
Expiring
6/2/2015 b	12,000,000	3,768,607	3,935,600	166,993

Euro,
Expiring
5/29/2015 a	2,640,000	2,860,889	2,965,485	104,596

Indian Rupee,
Expiring
5/29/2015 c	568,730,000	9,029,037	8,893,551	(135,486)

Mexican New Peso,
Expiring
5/29/2015 b	43,990,000	2,899,707	2,861,209	(38,498)

New Zealand Dollar,
Expiring
5/29/2015 d	1,780,000	1,345,271	1,354,644	9,373

Polish Zloty,
Expiring
5/29/2015 a	6,840,000	1,839,031	1,898,144	59,113

Swedish Krona,
Expiring
5/29/2015 a	780,000	89,944	93,655	3,711

Sales:		Proceeds ($)

Australian Dollar,
Expiring
5/29/2015 d	1,605,000	1,245,103	1,268,036	(22,933)

Brazilian Real,
Expiring
6/2/2015 e	17,020,000	5,495,641	5,581,993	(86,352)

Canadian Dollar,
Expiring
5/29/2015 a	3,610,000	2,956,605	2,990,904	(34,299)

Colombian Peso,
Expiring:
5/29/2015 b	5,367,515,000	2,107,180	2,246,664	(139,484)
7/16/2015 c	1,858,165,000	745,159	774,088	(28,929)

Euro,
Expiring:
5/29/2015 a	6,944,000	7,525,004	7,800,125	(275,121)
5/29/2015 b	19,126,000	20,720,535	21,484,042	(763,507)
5/29/2015 f	3,307,000	3,583,796	3,714,719	(130,923)
5/29/2015 g	4,960,000	5,373,515	5,571,518	(198,003)

Hungarian Forint,
Expiring
5/29/2015 e	1,173,910,000	4,316,401	4,335,400	(18,999)

Japanese Yen,
Expiring
5/29/2015 a	363,500,000	3,045,906	3,045,213	693

Malaysian Ringgit,
Expiring
5/29/2015 b	5,420,000	1,472,026	1,517,652	(45,626)

New Zealand Dollar,
Expiring
5/29/2015 h	1,780,000	1,361,433	1,354,644	6,789

Peruvian New Sol,
Expiring:
5/29/2015 c	4,800,000	1,531,491	1,526,179	5,312
5/29/2015 d	4,760,000	1,509,434	1,513,461	(4,027)
6/11/2015 c	27,160,000	8,747,182	8,616,697	130,485

Singapore Dollar,
Expiring
5/29/2015 c	3,990,000	2,962,798	3,013,547	(50,749)

South African Rand,
Expiring
5/29/2015 c	69,690,000	5,863,151	5,829,428	33,723

South Korean Won,
Expiring
5/29/2015 b	3,244,360,000	2,927,674	3,023,870	(96,196)

Swiss Franc,
Expiring
5/29/2015 h	7,410,000	7,784,186	7,950,855	(166,669)

Turkish Lira,
Expiring
5/29/2015 b	3,500,000	1,349,788	1,298,125	51,663

				-

Gross Unrealized Appreciation				596,187
Gross Unrealized Depreciation				(2,235,801)

Counterparties:
a Goldman Sachs International
b JP Morgan Chase Bank
c Citigroup
d Morgan Stanley Capital Services
e Deutsche Bank
f Credit Suisse International
g UBS
h HSBC

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

			Level 3 - Significant Unobservable Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs

Assets ($)				Total
Investments in Securities:
Asset-Backed	-	51,157,889	-	51,157,889
Commercial Mortgage-Backed	-	68,993,423	-	68,993,423
Corporate Bonds+	-	392,399,419	-	392,399,419
Foreign Government	-	73,105,743	-	73,105,743
Municipal Bonds+	-	12,711,492	-	12,711,492
Mutual Funds	20,328,911	-	-	20,328,911
Residential Mortgage-Backed	-	1,693,645	-	1,693,645
U.S. Government Agencies/Mortgage-Backed	-	214,702,568	-	214,702,568
U.S. Treasury	-	313,703,685	-	313,703,685
Other Financial Instruments:
Financial Futures++	228,680			228,680
Forward Foreign Currency Exchange Contracts++	-	596,187	-	596,187
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(476,748)	-	-	(476,748)
Forward Foreign Currency Exchange Contracts++	-	(2,235,801)	-	(2,235,801)
Options Written	-	(308,097)	-	(308,097)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--8.0%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.25	8/15/17	780,000	a	781,796
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		843,665
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		417,975
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		918,672
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		662,603
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,230,692
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,639,319
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,352,866
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		441,037
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	b	2,005,752
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	b	1,267,398
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		575,166
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		760,553
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,489,243
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,196,186
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	158,531		159,806
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		637,032
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,537,690
					17,917,451
Asset-Backed Ctfs./Home Equity Loans--.2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.66	9/25/35	420,000	a	401,780
Casinos--.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	720,000	b	714,600
Commercial Mortgage Pass-Through Ctfs.--5.2%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.16	9/10/47	716,048	a	721,793
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	528,523		531,147
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	585,981	a	623,899
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	a	889,966

Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	580,000		603,201
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	1,075,000	b	1,154,577
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	640,000	b	614,543
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	620,000	b	628,815
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	320,000	a,b	326,219
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	725,000	a,b	715,096
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	b	1,164,991
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	2,490,000		2,591,314
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	975,000	a	1,084,406
					11,649,967
Consumer Discretionary--4.1%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,130,398
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		654,100
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		749,137
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		685,226
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	1,170,000	b	1,327,971
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	b	1,135,015
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	580,000		603,200
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	200,000	b	205,125
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	b	1,237,999
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		904,633
Time Warner,
Sr. Unscd. Note	4.75	3/29/21	570,000		635,374
					9,268,178
Consumer Staples--3.9%
Altria Group,
Gtd. Notes	2.85	8/9/22	1,050,000		1,046,500
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,390,031
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,556,700
Lorillard Tobacco,
Gtd. Notes	8.13	6/23/19	800,000		977,830
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	530,000	b	573,573
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	b	667,323
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	750,000		757,585
WM Wrigley Jr.,

Sr. Unscd. Notes	2.00	10/20/17	1,720,000	b	1,743,887
					8,713,429
Energy--5.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		594,832
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	1,250,000		1,267,952
Dynegy,
Gtd. Notes	6.75	11/1/19	425,000	b	446,250
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,308,450
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		256,092
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	1,070,000		1,152,925
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	1,371,000		1,513,484
NiSource Finance,
Gtd. Bonds	6.80	1/15/19	1,225,000		1,431,078
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		607,299
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,163,612
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	455,000		454,569
Transocean,
Gtd. Notes	3.00	10/15/17	590,000	a	570,825
Unit,
Gtd. Notes	6.63	5/15/21	290,000		279,850
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		395,865
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		466,508
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		257,233
					12,166,824
Financial--15.7%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	b	776,096
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	b	356,831
Ally Financial,
Gtd. Notes	4.63	6/26/15	600,000		602,250
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,111,257
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	a	220,480
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	635,000		619,125
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	1,065,000		1,031,703
Bank of America,
Sr. Unscd. Notes	1.32	1/15/19	1,335,000	a	1,354,022
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	2,130,000		2,164,768
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,051,900
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		160,464
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		388,318

Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,270,017
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	290,000		300,875
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,051,613
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	505,000		575,666
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		698,661
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	575,000	b	615,969
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		637,243
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	b	1,128,863
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.10	3/12/19	1,975,000	a	1,970,835
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		715,084
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		370,357
GE Capital Trust I,
Sub. Debs.	6.38	11/15/67	980,000	a	1,073,100
General Electric Capital,
Sr. Unscd. Notes	0.79	1/14/19	1,195,000	a	1,200,792
General Electric Capital,
Sub. Debs.	6.38	11/15/67	1,985,000	a	2,173,575
Goldman Sachs Group,
Sr. Unscd. Notes	1.36	11/15/18	1,295,000	a	1,310,444
Goldman Sachs Group,
Sr. Unscd. Notes	1.86	11/29/23	1,250,000	a	1,275,409
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		636,490
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		733,954
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		638,954
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		496,821
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	1,075,000		1,151,617
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	b	415,751
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	b	622,730
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	570,000		575,027
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		646,298
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	600,000		606,677
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		729,287
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	a	1,360,762
Synchrony Financial,
Sr. Unscd. Bonds	3.00	8/15/19	565,000		576,909
					35,396,994
Foreign/Governmental--2.5%
Brazilian Government,

Sr. Unscd. Bonds	4.88	1/22/21	520,000		558,220
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	1,230,000	b	1,327,785
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	645,000	b	732,881
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	1,200,000		1,219,531
Petroleos Mexicanos,
Gtd. Notes	3.50	7/18/18	1,100,000		1,137,125
Portuguese Government,
Unscd. Notes	5.13	10/15/24	605,000	b	654,277
					5,629,819
Health Care--3.3%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	815,000		828,890
Anthem,
Sr. Unscd. Notes	3.50	8/15/24	1,130,000		1,158,099
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	900,000		918,730
Biomet,
Gtd. Notes	6.50	8/1/20	290,000		307,763
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	370,000	b	378,325
Medtronic,
Gtd. Notes	2.50	3/15/20	1,190,000	b	1,215,880
Mylan,
Sr. Unscd. Notes	2.55	3/28/19	1,055,000		1,059,368
Zimmer Holdings,
Sr. Unscd. Notes	2.70	4/1/20	1,660,000		1,677,415
					7,544,470
Industrial--.4%
AECOM,
Gtd. Notes	5.75	10/15/22	585,000	b	606,938
Waste Management,
Gtd. Notes	6.10	3/15/18	365,000		411,198
					1,018,136
Information Technology--.4%
Hewlett-Packard,
Sr. Unscd. Bonds	2.75	1/14/19	555,000		569,580
Open Text,
Gtd. Notes	5.63	1/15/23	225,000	b	234,000
					803,580
Materials--.8%
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	195,000		195,515
Freeport-McMoRan,
Sr. Unscd. Notes	3.55	3/1/22	430,000		404,139
Glencore Funding,
Gtd. Notes	2.50	1/15/19	580,000	b	580,648
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		639,356
					1,819,658
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	80,146		81,760
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.47	12/25/34	153,417	a	147,044
					228,804
Telecommunication Services--2.1%
AT&T,

Sr. Unscd. Notes	1.17	11/27/18	1,045,000	a	1,059,448
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		555,478
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	b	627,720
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	505,000		555,500
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,795,000		1,902,494
					4,700,640
U.S. Government Agencies--2.3%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	c	5,115,856
U.S. Government Agencies/Mortgage-Backed--.0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			71,089	c	72,903
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			7,450		9,125
7.50%, 11/20/29 - 12/20/30			7,766		9,714
					91,742
U.S. Government Securities--42.2%
U.S. Treasury Floating Rate Notes
0.09%, 7/31/16			16,780,000	a	16,781,326
U.S. Treasury Notes:
0.75%, 1/15/17			36,700,000		36,846,213
1.50%, 12/31/18			3,000,000		3,037,032
2.63%, 1/31/18			36,325,000		38,078,807
					94,743,378
Utilities--1.5%
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		887,954
Enel,
Sub. Bonds	8.75	9/24/73	300,000	a,b	362,550
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		568,064
Sempra Energy,
Sr. Unscd. Notes	2.40	3/15/20	985,000		992,648
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		461,256
					3,272,472
Total Bonds and Notes

(cost $220,172,705)		221,197,778
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $369,955)	370,000 [d]	369,992

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,761,355)	2,761,355 [e]	2,761,355
Total Investments (cost $223,304,015)	99.8%	224,329,125
Cash and Receivables (Net)	.2%	404,956
Net Assets	100.0%	224,734,081

REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities were valued at $26,566,378 or 11.8% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At April 30, 2015, net unrealized appreciation on investments was $1,024,855 of which $1,907,980 related to appreciated investment securities and $883,125 related to depreciated investment securities. At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	44.5
Corporate Bonds	37.9
Asset/Mortgage-Backed	8.2
Commercial Mortgage-Backed	5.2
Foreign/Governmental	2.5
Short-Term/Money Market Investments	1.4
Residential Mortgage-Backed	.1
99.8

STATEMENT OF FINANCIAL FUTURES
April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	150	(19,256,250)	June 2015	(111,978)

STATEMENT OF OPTIONS WRITTEN
April 30, 2015 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Hungarian Forint,
July 2015 @ HUF 295	225,000	(1,416)
Malaysian ringgit,
July 2015 @ MYR 3.8	225,000	(1,503)
South African Rand,
July 2015 @ ZAR 13	225,000	(2,084)
Swedish Krona,
June 2015 @ SEK 9.5	370,000	(547)

Put Options:
Polish Zloty,
July 2015 @ PLN 3.7	225,000	(7,260)

(premiums received $12,555)		(12,810)

HUF-Hungarian Forint
MYR-Malaysian ringgit
PLN- Polish Zloty
SEK-Swedish Krona
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
April 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
5/29/2015 a	150,000	116,290	118,508	2,218

Brazilian Real,
Expiring:
6/2/2015 a	520,000	166,347	170,543	4,196
6/2/2015 b	1,070,000	342,213	350,924	8,711

Euro,
Expiring
5/29/2015 a	315,000	341,247	353,836	12,589

Indian Rupee,
Expiring
5/29/2015 c	63,980,000	1,019,875	1,000,491	(19,384)

Mexican New Peso,
Expiring:
5/29/2015 a	3,160,000	209,254	205,534	(3,720)
5/29/2015 d	1,750,000	114,476	113,824	(652)

New Zealand Dollar,
Expiring
5/29/2015 d	150,000	113,366	114,155	789

Polish Zloty,
Expiring:
5/29/2015 a	440,000	115,973	122,103	6,130
5/29/2015 d	840,000	224,415	233,105	8,690

Sales:		Proceeds ($)
Australian Dollar,
5/29/2015 b	150,000	116,365	118,508	(2,143)

Canadian Dollar,
Expiring
5/29/2015 a	430,000	352,172	356,257	(4,085)

Colombian Peso,
Expiring:

5/29/2015 b	575,990,000	226,888	241,090	(14,202)
5/29/2015 e	287,950,000	113,724	120,526	(6,802)

Hungarian Forint,
Expiring:
5/29/2015 b	95,100,000	342,400	351,216	(8,816)
5/29/2015 e	47,160,000	169,236	174,168	(4,932)

Malaysian Ringgit,
Expiring
5/29/2015 b	420,000	113,976	117,604	(3,628)

New Zealand Dollar,
Expiring
5/29/2015 f	150,000	114,728	114,155	573

Peruvian New Sol,
Expiring:
5/29/2015 c	1,410,000	448,830	448,315	515
5/29/2015 e	2,850,000	906,608	906,169	439

Singapore Dollar,
Expiring:
5/29/2015 b	310,000	227,200	234,135	(6,935)
5/29/2015 g	150,000	111,383	113,291	(1,908)

South African Rand,
Expiring:
5/29/2015 a	5,470,000	456,135	457,554	(1,419)
5/29/2015 e	2,760,000	228,168	230,868	(2,700)

South Korean Won,
Expiring:
5/29/2015 a	124,250,000	113,419	115,806	(2,387)
5/29/2015 c	247,730,000	226,216	230,894	(4,678)

Swiss Franc,
Expiring
5/29/2015 f	830,000	871,913	890,582	(18,669)

Turkish Lira,
Expiring
5/29/2015 a	300,000	112,731	111,268	1,463

Gross Unrealized Appreciation				46,313
Gross Unrealized Depreciation				(107,060)

Counterparties:

a	Goldman Sachs International
b	Morgan Stanley Capital Services
c	JP Morgan Chase Bank
d	Bank Of America
e	Deutsche Bank
f	HSBC
g	Citigroup

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

			Level 3 - Significant Unobservable Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs

Assets ($)				Total
Investments in Securities:
Asset-Backed	-	18,319,231	-	18,319,231
Commercial Mortgage-Backed	-	11,649,967	-	11,649,967
Corporate Bonds+	-	85,418,981	-	85,418,981
Foreign Government	-	5,629,819	-	5,629,819
Mutual Funds	2,761,355	-	-	2,761,355
Residential Mortgage-Backed	-	228,804	-	228,804
U.S. Government Agencies/Mortgage-Backed	-	5,207,598	-	5,207,598
U.S. Treasury	-	95,113,370	-	95,113,370
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	46,313	-	46,313
Liabilities ($)
Other Financial Instruments:
Financial Futures++	-	-	-	-
Forward Foreign Currency Exchange Contracts++	-	(107,060)	-	(107,060)
Options Written	-	(12,810)	-	(12,810)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)